UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-05537

Nicholas Money Market Fund, Inc.

(Exact Name of Registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2016

Date of reporting period: 06/30/2016

Item 1. Report to Stockholders.

SEMIANNUAL REPORT

June 30, 2016

700 NORTH WATER STREET
MILWAUKEE, WISCONSIN 53202
WWW.NICHOLASFUNDS.COM

NICHOLAS MONEY MARKET FUND, INC.

August 2016

Report to Shareholders:

     After raising the federal funds target rate in December 2015 by 25 basis points, the Federal Reserve (“Fed”) vacillated over the next seven months on whether to keep tightening the money supply and raising rates or leaving the rate between 0.25% to 0.50%. In March 2016 they skewed dovish by favoring existing levels, but in April seemed to hint at a possible June increase. By June the Brexit referendum, the United Kingdom (“UK’s”) vote on leaving the European Economic Union, was threatening to further exacerbate an already tenuous global recovery, and the Fed hinted at retreating from the more hawkish stance. So after all was said and done, the target rate and subsequently short-term interest rates remained about where they started the year.

     For the six-months ended June 30, 2016, the Fund total return was zero and the average Lipper Money Market Fund Category return was three basis points.

     Additional returns for the Nicholas Money Market Fund and the Lipper Money Market Fund Category are provided in the chart below for the periods ended June 30, 2016.

	Average Annual Total Return
	1	Year	5	Year	10	Year
Nicholas Money Market Fund, Inc.	0.00%		0.00%		0.96%
Lipper Money Market Fund Category	0.04%		0.02%		0.93%

Fund’s Gross Expense Ratio (from 04/30/16 Prospectus): 0.51%*
Fund’s Net Expense Ratio (from 04/30/16 Prospectus): 0.28%*

*

The Adviser may decrease or discontinue its absorption of the Fund’s management fees at any time in its sole discretion. The Fund’s expense ratios for the period ended June 30, 2016 can be found in the financial highlights included within this report.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund’s returns are reduced by expenses. Assumes reinvestment of dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

An investment in the Nicholas Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     As of June 30, 2016 the Fund’s portfolio was invested at nearly 52% in corporate commercial paper with the remainder in U.S. Treasury and agency securities.

     The Fund’s weighted average maturity was 24 days, down from the end of last year’s 34 days. The Fund has shortened the length to maturity because of the decision to liquidate the fund. Due to a persistently low interest rate environment, an increase in regulations and the relatively small size of the Fund, Nicholas Company Inc., the Adviser to the Fund, with the approval of the Fund’s Board of Directors, has decided to shutter the Fund sometime in the second half of 2016.

     A letter to shareholders sent late June 2016 detailed some of the pertinent aspects relating to the closure and liquidation of the Fund, including suspension of purchases into the Fund effective June 30, 2016. Nicholas Money Market Fund shareholders will have the option of redeeming their shares or transferring into any of our other funds. In addition, a money market fund that has exchange privileges similar to the Fund has been made available to Nicholas Money Market Fund shareholders. More information on the liquidation can be found as a supplement to the Funds most recent prospectus on the web at: http://www.nicholasfunds.com/NMM-Prospectus.htm

     Nicholas Money Market Fund is not the only money fund liquidating. In general, we’ve seen a large contraction in the number of these types of funds with some modified, collapsed into other funds, or dissolved altogether. For example, the Lipper Money Fund Category that the Fund uses for comparison purposes had a count of 208 funds for one-year returns as of June 30, 2015, but only 131 a year later. There has been a huge shift of money from funds that invest in prime securities (corporate debt) to government funds (nearly 100% in U.S. Treasury or agency securities). The new regulatory rules take full effect in October 2016, and prime funds will have to concern themselves with floating net asset value requirements and possible special redemption fees and liquidity restrictions among other implementations that don’t affect government funds. The money market fund that can be used as a substitute for Nicholas Money Market is a government fund.

     I would like to express my gratitude for your time with the Nicholas Money Market Fund and continuing investment with the Nicholas Family of Funds.

The information above represents the opinions of the Fund manager, is subject to change, and any forecasts made cannot be guaranteed.

Current and future portfolio holdings are subject to risk.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar investment objectives.

Please refer to the statement of net assets in the report for complete fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Basis Point: One hundredth of a percentage point. For example 50 basis points equals .50%.

Weighted Average Maturity: The asset weighted time until the securities in the portfolio mature.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC.

Financial Highlights (NICXX)
For a share outstanding throughout the period

	Six Months Ended
	06/30/2016			Years Ended December 31,
	(unaudited)		2015	2014	2013	2012	2011
NET ASSET VALUE,
BEGINNING OF PERIOD	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM
INVESTMENT OPERATIONS
Net investment income	—		—	—	—	—	.000	(1)
LESS DISTRIBUTIONS
From net investment income	—		—	—	—	—	(.001	)(1)
NET ASSET VALUE,
END OF PERIOD	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	—		—	—	—	—	.00	%(1)

SUPPLEMENTAL DATA:
Net assets,
end of period (millions)	$89.0		$85.1	$66.3	$66.0	$64.0	$82.8
Ratio of expenses
to average net assets	.49	%(2)	.28%	.18%	.17%	.23%	.20%
Ratio of net investment income
to average net assets	—	(2)	—	—	—	—	.00	%(1)

Absent reimbursement of
expenses by adviser (Note 2(a)) —
Ratio of expenses
to average net assets	.49	%(3)	.51%	.52%	.54%	.52%	.52%
Ratio of net investment loss
to average net assets	—	(3)	(.23)%	(.34)%	(.37)%	(.29)%	(.32)%

(1)	Amount rounds to $.000 or .00%.
(2)	Annualized.
(3)	No expenses were reimbursed by the adviser during the six months ended June 30, 2016.

The accompanying notes to financial statements are an integral part of these highlights.

Portfolio Maturity

(As a Percentage of Portfolio) June 30, 2016 (unaudited)

The above bar chart is based on actual days to maturity. The Fund’s minimum daily and weekly liquidity percentages, as defined by the Securities and Exchange Commission, were 22.97% and 50.20%, respectively.

Fund Expenses

For the six month period ended June 30, 2016 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period*
	12/31/15	06/30/16	01/01/16 - 06/30/16
Actual	$1,000.00	$1,000.00	$2.44
Hypothetical	1,000.00	1,022.56	2.56
(5% return before expenses)

*

Expenses are equal to the Fund’s six-month annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 182 then divided by 366 to reflect the one- half year period.

Statement of Net Assets
June 30, 2016 (unaudited)

			Yield to	Amortized
Principal		Maturity	Maturity	Cost
Amount		Date	(Note 1(c))	(Note 1(a))
COMMERCIAL PAPER — 52.76%
$614,000	NSTAR Electric Company	07/05/2016	0.41%	$613,973
831,000	Rockwell Automation, Inc.	07/05/2016	0.42%	830,962
1,874,000	UnitedHealth Group Incorporated	07/05/2016	0.64%	1,873,869
657,000	Eversource Energy	07/06/2016	0.64%	656,943
2,085,000	Parker-Hannifin Corporation	07/06/2016	0.53%	2,084,855
711,000	Prudential plc	07/06/2016	0.41%	710,960
1,000,000	Rockwell Automation, Inc.	07/06/2016	0.44%	999,940
674,000	Wisconsin Electric Power Company	07/06/2016	0.46%	673,958
750,000	Toyota Motor Credit Corporation	07/07/2016	0.51%	749,937
750,000	Prudential plc	07/08/2016	0.61%	749,912
2,500,000	Archer-Daniels-Midland Company	07/11/2016	0.43%	2,499,708
250,000	Pfizer Inc.	07/11/2016	0.42%	249,972
950,000	Parker-Hannifin Corporation	07/12/2016	0.53%	949,849
3,000,000	Wisconsin Public
	Service Corporation	07/12/2016	0.63%	2,999,432
431,000	John Deere Financial Limited	07/13/2016	0.44%	430,938
1,129,000	McCormick & Company,
	Incorporated	07/13/2016	0.61%	1,128,774
999,000	Rockwell Automation, Inc.	07/13/2016	0.46%	998,850
1,000,000	Southern California Edison Company .	07/14/2016	0.56%	999,801
1,595,000	V.F. Corporation	07/14/2016	0.76%	1,594,568
1,500,000	V.F. Corporation	07/15/2016	0.76%	1,499,562
1,309,000	Archer-Daniels-Midland Company	07/18/2016	0.44%	1,308,735
575,000	Rockwell Automation, Inc.	07/18/2016	0.46%	574,878
1,256,000	AbbVie Inc.	07/20/2016	0.62%	1,255,596
1,500,000	AbbVie Inc.	07/21/2016	0.62%	1,499,492
750,000	Parker-Hannifin Corporation	07/22/2016	0.55%	749,764
845,000	UnitedHealth Group Incorporated	07/22/2016	0.69%	844,665
500,000	V.F. Corporation	07/26/2016	0.79%	499,729
2,993,000	Nestle Finance International Ltd.	07/27/2016	0.59%	2,991,746
2,000,000	Australia and New Zealand
	Banking Group Ltd.	07/28/2016	0.55%	1,999,190
900,000	BASF SE	08/01/2016	0.49%	899,628
1,000,000	Novartis Securities Investment Ltd.	08/01/2016	0.47%	999,604
1,500,000	Coca-Cola Company (The)	08/02/2016	0.56%	1,499,267
1,300,000	Stanley Black & Decker, Inc.	08/04/2016	0.66%	1,299,202
2,000,000	American Honda
	Finance Corporation	08/12/2016	0.46%	1,998,950
502,000	Unilever Capital Corporation	08/22/2016	0.56%	501,601
1,500,000	Novartis Securities Investment Ltd.	08/26/2016	0.47%	1,498,927

The accompanying notes to financial statements are an integral part of this statement.

Statement of Net Assets (continued)

June 30, 2016 (unaudited)

			Yield to	Amortized
Principal		Maturity	Maturity	Cost
Amount		Date	(Note 1(c))	(Note 1(a))
COMMERCIAL PAPER — 52.76% (continued)
$1,001,000	Unilever Capital Corporation	08/29/2016	0.60%	$1,000,032
1,000,000	McCormick & Company,
	Incorporated	08/31/2016	0.64%	998,932
1,250,000	Coca-Cola Company (The)	09/07/2016	0.62%	1,248,560
	TOTAL COMMERCIAL PAPER			46,965,261

U.S. GOVERNMENT AGENCY SECURITIES — 30.43%
4,500,000	Federal Farm Credit
	Banks, 0.42% (a)	07/01/2016	0.42%	4,500,000
600,000	Federal Home Loan Banks	07/19/2016	0.34%	599,898
3,575,000	Federal Farm Credit
	Banks, 0.53% (a)	07/27/2016	0.46%	3,575,187
1,500,000	Federal Home Loan Banks	08/03/2016	0.33%	1,499,553
2,000,000	Federal Home Loan Banks	08/08/2016	0.33%	1,999,303
995,000	Federal Home Loan Banks	08/10/2016	0.44%	994,525
1,374,000	Federal Home Loan Banks	08/12/2016	0.35%	1,373,455
1,400,000	Federal Home Loan Banks	08/18/2016	0.33%	1,399,403
1,250,000	Federal Home Loan Banks	08/26/2016	0.38%	1,249,280
2,000,000	Federal Home Loan
	Banks, 0.48% (a)	09/26/2016	0.49%	1,999,976
4,500,000	Federal Farm Credit
	Banks, 0.53% (a)	10/20/2016	0.51%	4,500,171
2,000,000	Federal Farm Credit
	Banks, 0.53% (a)	12/14/2016	0.53%	2,000,000
1,405,000	Federal Farm Credit
	Banks, 0.53% (a)	12/28/2016	0.58%	1,404,614
	TOTAL U.S. GOVERNMENT
	AGENCY SECURITIES			27,095,365

The accompanying notes to financial statements are an integral part of this statement.

Statement of Net Assets (continued)
June 30, 2016 (unaudited)

			Yield to	Amortized
Principal		Maturity	Maturity	Cost
Amount		Date	(Note 1(c))	(Note 1(a))
U.S. GOVERNMENT SECURITIES — 18.29%
$2,500,000	U.S. Treasury Note, 0.625%	07/15/2016	0.27%	$2,500,334
2,500,000	U.S. Treasury Note, 3.25%	07/31/2016	0.22%	2,506,217
1,500,000	U.S. Treasury Bill	08/11/2016	0.21%	1,499,650
4,000,000	U.S. Treasury Note, 0.625%	08/15/2016	0.25%	4,001,834
5,750,000	U.S. Treasury Note, 3.00%	08/31/2016	0.26%	5,775,949
	TOTAL U.S. GOVERNMENT
	SECURITIES			16,283,984
	TOTAL INVESTMENTS
	(cost $90,344,610) — 101.48% .			90,344,610
	DUE TO ADVISER
	(Note 2(a)) — (0.14)%			(130,389)
	OTHER LIABILITIES, NET OF
	OTHER ASSETS — (1.34)%			(1,190,703)
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) — 100%			$89,023,518
	NET ASSET VALUE PER SHARE
	($0.0001 par value, 3,000,000,000
	shares authorized), offering price
	and redemption price
	($89,023,518 / 89,023,518
	shares outstanding)			$1.00

(a) Variable rate security – interest rate subject to periodic change.

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2016 (unaudited)

INCOME
Interest	$209,797

EXPENSES
Management fee	128,660
Registration fees	18,293
Legal fees	14,263
Transfer agent fees	10,772
Accounting and administrative fees	10,722
Accounting system and pricing service fees	5,566
Printing	5,232
Directors’ fees	5,200
Audit and tax fees	3,850
Custodian fees	2,224
Insurance	1,569
Postage and mailing	1,489
Other operating expenses	1,957
Total expenses	209,797
Net investment income	$—

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets

For the six months ended June 30, 2016 (unaudited) and the year ended December 31, 2015

	Six Months
	Ended
	06/30/2016	Year Ended
	(unaudited)	12/31/2015
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	—

CAPITAL SHARE TRANSACTIONS (all at $1.00 per share)
Proceeds from shares issued	37,827,247	88,194,585
Cost of shares redeemed	(33,919,288)	(69,345,215)
Change in net assets derived
from capital share transactions	3,907,959	18,849,370
Total increase in net assets	3,907,959	18,849,370

NET ASSETS
Beginning of period	85,115,559	66,266,189
End of period	$89,023,518	$85,115,559

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements

June 30, 2016 (unaudited)

These financial statements have been prepared pursuant to reporting rules for interim financial statements. Accordingly, these financial statements do not include all of the information and footnotes required by generally accepted accounting principles (“GAAP”) for annual financial statements. These financial statements should be read in conjunction with the financial statements and financial highlights and notes in the Fund’s Annual Report on Form N-CSR for the year ended December 31, 2015.

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

(1) Summary of Significant Accounting Policies —

Nicholas Money Market Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The primary objective of the Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. The following is a summary of the significant accounting policies of the Fund:

(a) Securities held by the Fund, which are purchased at a discount or premium, are valued utilizing the amortized cost method in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Amortized cost approximates market value and does not take into account unrealized gains or losses or the impact of fluctuating interest rates, rather a security is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Short-term investments purchased at par are valued at cost which approximates market value. The Fund did not maintain any positions in derivative instruments or engage in any hedging activities during the year. Investment transactions are generally accounted for on the trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value Measurements and Disclosures” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 –
None	$—
Level 2 –
Commercial Paper	46,965,261
U.S. Government Agency Securities	27,095,365
U.S. Government Securities	16,283,984
Level 3 –
None	—
Total	$90,344,610

There were no significant transfers between levels during the period ended

June 30, 2016 and the Fund did not hold any Level 3 investments during the period.

(b) Interest income is recognized on an accrual basis.

(c) Yield to maturity is calculated at date of purchase for commercial paper and other fixed rate securities. For variable rate securities, the yield to maturity is calculated based on current interest rate and payment frequency.

(d) The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less and purchases investments which have maturities of 397 days or less. As of June 30, 2016, the Fund’s dollar-weighted average portfolio maturity was 24 days.

Days to maturity on variable rate securities are based on the number of days until the interest reset date or demand feature, whichever is longer.

(e) Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute all of its net investment income and otherwise comply with the provisions

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

The character of distributions made during the year from net investment income for financial reporting purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Dividends, if any, from net investment income of the Fund are accrued daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Any short-term capital gain distributions are included in ordinary income for tax purposes. The Fund had no distributions during the period ended June 30, 2016 and year ended December 31, 2015. There are no differences between the total cost of securities for financial reporting purposes and federal income tax purposes as of June 30, 2016.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of June 30, 2016. Also, the Fund recognized no interest and penalties related to uncertain tax benefits during the period ended June 30, 2016. At June 30, 2016, the fiscal years 2012 through 2015 remain open to examination in the Fund’s major tax jurisdictions.

(f) The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) ASC 946, Financial Services —Investment Companies. This guidance requires management to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(g) In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(h) In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Net Assets of June 30, 2016. On August 2, 2016, the Fund filed with the Securities and Exchange Commission a notice of a plan of liquidation. The Fund expects to make liquidating distributions in the third quarter of 2016.

(2) Related Parties —

(a) Investment Adviser and Management Agreement —

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of 0.30% of the average net asset

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

value of the Fund. As of June 30, 2016, the Fund owed the Adviser $128,660 in advisory fees. The Adviser also may reimburse the Fund if total operating expenses (other than the management fee) incurred by the Fund exceed 0.50% of the average net assets for the year. No such reimbursements were made under this provision during the period ended June 30, 2016.

The Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services. As of June 30, 2016, the Fund owed the Adviser $1,730 for accounting and administrative services.

(b) Legal Counsel —

A director of the Adviser is affiliated with a law firm that provides services to the Fund. The Fund incurred expenses of $11,768 for the period ended June 30, 2016 for legal services rendered by this law firm.

Approval of Investment Advisory Contract

(unaudited)

In January 2016, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through January 2017. In connection with the renewal of the Investment Advisory Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the Board. For the fiscal year ended December 31, 2015, the management fee was 0.30% and the Fund’s total expense ratio absent reimbursement by the Adviser (including the management fee) was 0.51%. In renewing the Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the Fund’s peer group: (i) the Fund’s expense ratio, which was low compared to the overall peer group; (ii) the Fund’s performance on a short-term and long-term basis; (iii) the Fund’s management fee; and (iv) the range and quality of the services offered by the Adviser. Specifically, the Board noted that the Fund performed in the upper seventy-fourth, eighty-seventh, eighty-eighth and fortieth percent of its category in terms of average annual total returns for the 1-, 3-, 5- and 10-year periods ended December 31, 2015, respectively, and the upper seventy-fourth, eighty-sixth and seventy-fifth percent for the calendar years 2015, 2014 and 2013, respectively, within the taxable money market funds in the Lipper, Inc. universe.

The Board considered the range of services to be provided by the Adviser to the Fund under the Advisory Agreement. The Board discussed the nature, extent, and quality of the services to be provided by the Adviser and concluded that the services provided were consistent with the terms of the advisory agreement and the needs of the Fund, and that the services provided were of a high quality.

The Board considered the investment performance of the Fund and the Adviser. Among other things, the Board noted its consideration of the Fund’s performance relative to peer funds. The Board reviewed the actual relative short-term and long-term performance of the Fund. The Board agreed that the Fund demonstrated consistent performance with respect to comparable funds. The Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the Fund’s fee levels and concluded that the Adviser had been instrumental in holding down Fund costs.

The Board considered the cost of services provided by the Adviser. The Board also considered the profits realized by the Adviser in connection from the relationship with the Fund, as expressed by the Adviser’s management in general terms. The Board expressed the opinion that given the Board’s focus on performance and maintaining a low fee structure that the Adviser’s profits were not relevant.

The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund. The Board expressed satisfaction with management’s control of expenses and the rate of the management fee for the Fund and the overall level of services provided to the Fund by the Adviser.

Information on Proxy Voting

(unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 or 414-276-0535. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website, www.sec.gov.

Quarterly Portfolio Schedule

(unaudited)

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q’s are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Policy

(unaudited)

     Nicholas Money Market Fund, Inc. respects each shareholder’s right to privacy. We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.

We collect the following non-public personal information about you:

*

Information we receive from you on applications or other forms, whether we receive the form in writing or electronically. This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.

*

Information about your transactions with us and account history with us. This includes, but is not limited to, your account number, balances and cost basis information. This also includes transaction requests made through our transfer agent.

*	Other general information that we may obtain about you such as demographic information.

WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION ABOUT CURRENT OR FORMER SHAREHOLDERS.

INFORMATION SHARED WITH OUR TRANSFER AGENT, A THIRD PARTY COMPANY, ALSO IS NOT SOLD.

     We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information. While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.

We may share non-public personal information about you:

*

With companies who work for us to service your accounts or to process transactions that you may request. This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.

*	With a party representing you, with your consent, such as your broker or lawyer.
*	When required by law, such as in response to a subpoena or other legal process.

     The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information. Access is restricted to employees who the Adviser determines need the information in order to perform their job duties. To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.

     In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Nicholas Funds Services Offered

(unaudited)

•	IRAs
	• Traditional	• SIMPLE
	• Roth	• SEP
•	Coverdell Education Accounts
•	Automatic Investment Plan
•	Direct Deposit of Dividend and Capital Gain Distributions
•	Systematic Withdrawal Plan
•	Monthly Automatic Exchange between Funds
•	Telephone Purchase and Redemption
•	Telephone Exchange
•	24-hour Automated Account Information (800-544-6547)
•	24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds (800-544-6547).

Notes

Notes

Directors and Officers
DAVID O. NICHOLAS, President

TIMOTHY P. REILAND, Director

JAY H. ROBERTSON, Director

DAVID L. JOHNSON, Executive Vice President

JENNIFER R. KLOEHN, Senior Vice President,
Treasurer and Chief Compliance Officer

LAWRENCE J. PAVELEC, Senior Vice President
and Secretary

JEFFREY T. MAY, Portfolio Manager

LYNN S. NICHOLAS, Vice President

CANDACE L. LESAK, Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
www.nicholasfunds.com
414-276-0535 or 800-544-6547

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Distributor
QUASAR DISTRIBUTORS, LLC
Milwaukee, Wisconsin

Custodian
U.S. BANK N.A.
Milwaukee, Wisconsin

Independent Registered Public Accounting Firm
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin

Counsel
MICHAEL BEST & FRIEDRICH LLP
Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.
Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.
Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.
Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: August 30, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: August 30, 2016

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: August 30, 2016